DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED - Assets Posted as Collateral Associated with Digital Assets Borrowed (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Less: Allowance for credit loss	$ (2,477)	$ (826)
Assets posted as collateral associated with digital assets borrowed	306,588	83,395	233,053
Digital intangible assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Assets posted as collateral - Digital intangible assets	309,065	84,221	233,053
Digital financial assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Assets posted as collateral - Digital intangible assets	$ 0	$ 0	$ 0